Nature of the Business and Basis of Presentation		8 Months Ended
	Feb. 06, 2024	Sep. 30, 2024
Nature of the Business and Basis of Presentation [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Background and Basis of Presentation

Oruka Therapeutics, Inc. (“Oruka” or the “Company”) was established and incorporated under the laws of the state of Delaware on February 6, 2024. Oruka was founded by Paragon Therapeutics, Inc. (“Paragon”). The Company currently operates as a virtual company, and thus, does not maintain a corporate headquarters or other significant facilities. Oruka was formed to develop biologics to optimize the treatment of inflammatory skin diseases.

The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, completing preclinical and clinical trials, obtaining regulatory approval for product candidates, development by competitors of new technological innovations, dependence on key personnel, the ability to attract and retain qualified employees, reliance on third-party organizations, protection of proprietary technology, compliance with government regulations, product liability, uncertainty of market acceptance of products and the ability to raise additional capital to fund operations.

The Company’s potential products will require approval from the U.S. Food and Drug Administration or comparable foreign authorities prior to the commencement of commercial sales. There can be no assurance that the Company’s potential products will receive all the required approvals. In addition, there can be no assurance that the Company’s potential products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed, if at all.

The financial statement and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Liquidity

The accompanying financial statement has been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of February 6, 2024, the Company had no cash.

The Company will devote substantially all of its resources to advancing the development of its portfolio of programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials and regulatory approvals to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. If the Company obtains regulatory approval for any of its product candidates and starts to generate revenue, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing, and distribution.

As a result, the Company will need substantial additional funding to support its operating activities as it advances its potential product candidates through development, seeks regulatory approval and prepares for and, if any of its product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings and debt financings. Adequate funding may not be available to the Company on acceptable terms, or at all.

If the Company is unable to obtain additional funding, the Company will assess its capital resources and may be required to delay, reduce the scope of or eliminate some or all of its planned operations, which may have a material adverse effect on the Company’s business, financial condition, results of operations and ability to operate as a going concern. The financial statement does not include any adjustments that may result if the Company is not able to continue as a going concern.

The Company has not generated any revenue from product sales or other sources and has incurred significant operating losses and negative cash flows from operations since inception.

In March 2024, the Company received $3.0 million in proceeds from the sale of Series A convertible preferred stock and $25.0 million in proceeds from the sale of an unsecured convertible promissory note, both of which were related party transactions (see Note 7 Subsequent Events).

ARCA biopharma, Inc., a Delaware corporation (“ARCA”), and the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) on April 3, 2024, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Atlas Merger Sub Corp, a Delaware corporation (“First Merger Sub”), will merge with and into Oruka, with Oruka continuing as a wholly owned subsidiary of ARCA and the surviving corporation of the merger (the “First Merger”), and Oruka will merge with and into Atlas Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub” and together with First Merger Sub, “Merger Subs”), with Second Merger Sub being the surviving entity of the merger (the “Second Merger” and, together with the First Merger, the “Merger”). In connection with the Merger, Second Merger Sub will change its corporate name to “Oruka Therapeutics Operating Company, LLC” and ARCA will change its name to “Oruka Therapeutics, Inc.” ARCA following the Merger is referred to herein as the “combined company.” The combined company will be led by Oruka’s management team and will remain focused on developing biologics to optimize the treatment of inflammatory skin diseases.

Concurrent with the execution of the Merger Agreement, the Company entered into a subscription agreement with certain investors to which the Company agreed to issue and sell to investors in a private placement financing (the “Private Placement”) shares and pre-funded warrants of the Company’s common stock at an estimated purchase price of $9.71 ($5.55 prior to impact of reverse stock split and reverse merger exchange ratio) per share of common stock and estimated purchase price of $9.70 ($5.54 prior to the impact of the reverse stock split and reverse merger exchange ratio) per warrant for gross proceeds of approximately $275.0 million, which will precede the closing of the Merger Agreement. Shares of the Company’s common stock and pre-funded warrants to purchase shares of the Company’s common stock issued pursuant to the Private Placement will be converted into the right to receive shares of ARCA common stock and pre-funded warrants to purchase ARCA common stock, respectively, in accordance with the exchange ratio at the effective time of the close of the transaction. The proceeds from the Private Placement are expected to advance the Company’s pipeline, business development activities, working capital, and other general corporate purposes.

However, the agreements are subject to the satisfaction of customary closing conditions, and there are no assurances that such conditions will be achieved nor that such financing or other strategic transactions will be available on acceptable terms, or at all. If the Merger Agreement is terminated under certain circumstances, ARCA could be required to pay Oruka a termination fee of $0.4 million or Oruka could be required to pay ARCA a termination fee of $0.4 million. Based on its expectation of continuing operating losses for the foreseeable future, as of May 13, 2024, the date the Company’s financial statement is available to be issued, the Company has concluded there is substantial doubt about its ability to continue as a going concern for at least twelve months from the date the financial statement is available to be issued.

In connection with the Merger Agreement discussed above, the Company effected a one-for-twelve reverse stock split of the Company’s issued and outstanding shares of common stock on September 3, 2024 without any change in the par value per share. Unless otherwise stated, all information related to the Company’s common stock, common stock warrants, restricted stock awards, and stock options, as well as the per share amounts, have been retroactively adjusted to give effect for the one-for-twelve reverse stock split and reverse merger exchange ratio of 6.8569 as calculated in accordance with the Merger Agreement for all periods presented.

1. Nature of the Business and Basis of Presentation

Background and Basis of Presentation

Oruka Therapeutics, Inc., together with its subsidiaries (collectively, the “Company”), formerly known as ARCA biopharma, Inc. (“ARCA”), is an early-stage biotechnology company that is the result of the reverse recapitalization discussed below. Prior to the reverse recapitalization, the private company Oruka Therapeutics, Inc. (“Pre-Merger Oruka”) was established and incorporated under the laws of the state of Delaware on February 6, 2024 (referred to in the Notes as the inception of the Company). The Company is headquartered in Menlo Park, California. The Company is focused on developing biologics to optimize the treatment of inflammatory skin diseases.

These condensed consolidated financial statements reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for a fair statement of the Company’s financial position as of September 30, 2024, and its results of operations for the three months ended September 30, 2024 and from February 6, 2024 (inception) to September 30, 2024, and cash flows for the period from February 6, 2024 (inception) to September 30, 2024. The condensed balance sheet as of February 6, 2024, included in the condensed consolidated balance sheets was derived from the Company’s audited financial statements. The condensed consolidated financial statements and accompanying notes are prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) for interim financial reporting and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and therefore do not include all information and disclosures normally included in the annual consolidated financial statements.

The results for the three months ended September 30, 2024 and the period from February 6, 2024 (inception) to September 30, 2024 are not necessarily indicative of results expected for the full fiscal year or any subsequent interim period. The condensed consolidated financial statements include the financial statements of its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Reverse Recapitalization and Pre-Closing Financing

On August 29, 2024, the Company consummated the previously announced business combination (“Closing”) pursuant to that certain Agreement and Plan of Merger and Reorganization, dated April 3, 2024 (the “Merger Agreement”), by and among ARCA, Atlas Merger Sub Corp, a wholly owned subsidiary of ARCA (“First Merger Sub”), Atlas Merger Sub II, LLC, a wholly owned subsidiary of ARCA (“Second Merger Sub”) and Pre-Merger Oruka, pursuant to which, among other matters, Pre-Merger Oruka merged with and into First Merger Sub, with Pre-Merger Oruka continuing as a wholly owned subsidiary of ARCA and the surviving corporation of the merger (“First Merger”) and following that, Pre-Merger Oruka then merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the second merger (the “Second Merger” and together with the First Merger, the “Merger”). Following consummation of the Merger, the Company effected a 1-for-12 reverse stock split (the “Reverse Stock Split”) of the common stock, par value $0.001 per share, of the Company (“Company Common Stock”), which became effective on September 3, 2024. The Company Common Stock commenced trading on a post-Reverse Stock Split, post-Merger basis at the opening of trading on September 3, 2024. Second Merger Sub changed its corporate name to “Oruka Therapeutics Operating Company, LLC” and ARCA changed its name to “Oruka Therapeutics, Inc.” The Company is led by the Pre-Merger Oruka management team and remains focused on developing biologics to optimize the treatment of inflammatory skin diseases.

Immediately prior to the execution and delivery of the Merger Agreement on April 3, 2024, certain new and existing investors of Pre-Merger Oruka entered into a subscription agreement with Pre-Merger Oruka (the “Subscription Agreement”), pursuant to which, and on the terms and subject to the conditions of which, immediately prior to the Closing, those investors purchased shares of common stock of Pre-Merger Oruka (“Pre-Merger Oruka Common Stock”) and Pre-Merger Oruka pre-funded warrants for gross proceeds of approximately $275.0 million (which includes $25.0 million of proceeds previously received from the issuance of the Convertible Note (as defined in Note 6) and accrued interest on such note which converted to shares of Pre-Merger Oruka Common Stock) (the “Pre-Closing Financing”). The Company incurred transaction costs of $20.5 million which was recorded as a reduction to additional paid-in capital in the unaudited condensed consolidated financial statements. At the Closing, the shares of Pre-Merger Oruka Common Stock and Pre-Merger Oruka pre-funded warrants issued pursuant to the Subscription Agreement were converted into shares of Company Common Stock and pre-funded warrants of Company Common Stock in accordance with the Exchange Ratio (defined below).

In accordance with an Exchange Ratio determined by terms of the Merger Agreement and upon the effective time of the First Merger (the “First Effective Time”), (i) each then-issued and outstanding share of Pre-Merger Oruka Common Stock including outstanding and unvested Pre-Merger Oruka restricted stock and shares of Pre-Merger Oruka Common Stock issued in connection with the Subscription Agreement, were converted into the right to receive a number of shares of Company Common Stock, equal to the Exchange Ratio of 6.8569 shares of Company Common Stock, which were subject to the same vesting provisions as those immediately prior to the Merger, (ii) each share of Pre-Merger Oruka Series A convertible preferred stock, par value $0.0001 (“Pre-Merger Oruka Series A Preferred Stock”), outstanding immediately prior to the First Effective Time was converted into the right to receive a number of shares of ARCA Series B non-voting convertible preferred stock, par value $0.001 per share (“Company Series B Preferred Stock”), which are convertible into shares of Company Common Stock, at a conversion ratio of approximately 83:3332:1 (iii) each outstanding option to purchase Pre-Merger Oruka Common Stock was converted into an option to purchase shares of Company Common Stock, (iv) each outstanding warrant to purchase shares of Pre-Merger Oruka Common Stock was converted into a warrant to purchase shares of Company Common Stock, and (v) each share of Company Common Stock issued and outstanding at the First Effective Time remain issued and outstanding in accordance with its terms and such shares. Subsequent to the close of the merger, the common stock shares were then, subject to the reverse stock split of 1-for-12 effected on September 3, 2024. Net loss per share for periods prior to the close of the reverse recapitalization has been revised to reflect the exchange ratio. After applying the exchange ratio and the reverse stock split, net loss per share for the periods from February 6, 2024 (inception) to March 31, 2024 and for three months ended June 30, 2024 and from February 6, 2024 (inception) to June 30, 2024 are $(2.21), $(6.96), and $(9.17), respectively.

As part of the Pre-Closing Financing and the Closing, investors in the Pre-Closing Financing received 22,784,139 shares of Company Common Stock in exchange for 39,873,706 shares of Pre-Merger Oruka Common Stock (which includes the issuance of 2,722,207 shares of Company Common Stock in exchange for 4,764,032 shares of Pre-Merger Oruka Common Stock on the conversion of Convertible Note along with the accrued interest through the conversion date) and 5,522,207 Company pre-funded warrants in exchange for 9,664,208 Pre-Merger pre-funded warrants.

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Pre-Merger Oruka was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the fact that, immediately following the Merger: (i) Pre-Merger Oruka stockholders own a substantial majority of the voting rights in the combined company; (ii) Pre-Merger Oruka’s largest stockholders retain the largest interest in the combined company; (iii) Pre-Merger Oruka designated a majority of the initial members of the board of directors of the combined company; and (iv) Pre-Merger Oruka’s executive management team became the management team of the combined company. Accordingly, for accounting purposes: (i) the Merger was treated as the equivalent of Pre-Merger Oruka issuing stock to acquire the net assets of ARCA, and (ii) the reported historical operating results of the combined company prior to the Merger are those of Pre-Merger Oruka. Additional information regarding the Merger is included in Note 3.

Reverse Stock Split

On September 3, 2024, the Company effected the Reverse Stock Split, a 1-for-12 reverse stock split of Company Common Stock. The par value per share and the number of authorized shares were not adjusted as a result of the Reverse Stock Split. The shares of Company Common Stock underlying outstanding stock options, common stock warrants and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. All references to common stock, options to purchase common stock, outstanding common stock warrants, common stock share data, per share data, and related information contained in the condensed consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented, unless otherwise specifically indicated or the context otherwise requires.

PIPE Financing

On September 11, 2024, the Company entered into a Securities Purchase Agreement for a private placement (the “PIPE Financing”) with certain institutional and accredited investors. The closing of the PIPE Financing occurred on September 13, 2024.

Pursuant to the Securities Purchase Agreement, the investors purchased an aggregate of 5,600,000 shares of Company Common Stock at a purchase price of $23.00 per share, an aggregate of 2,439 shares of the Company’s Series A non-voting convertible preferred stock, par value $0.001 per share (“Company Series A Preferred Stock”), at a purchase price of $23,000.00 per share (each Company Series A Preferred Stock is convertible into 1,000 shares of Company Common Stock), and pre-funded warrants to purchase an aggregate of 680,000 shares of Company Common Stock at a purchase price of $22.999 per pre-funded warrant, for aggregate net proceeds of approximately $188.7 million (net of issuance costs of $11.8 million).

Liquidity and Going Concern

Since its inception, the Company has devoted substantially all of its resources to advancing the development of its portfolio of programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and regulatory approvals to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings and debt financings.

The Company has not generated any revenue from product sales or other sources and has incurred significant operating losses and negative cash flows from operations since inception. The Company has incurred a net loss of $28.6 million for the three months ended September 30, 2024 and $57.9 million during the period from February 6, 2024 (inception) to September 30, 2024. For the period from February 6, 2024 (inception) to September 30, 2024, the Company used net cash of $39.0 million for its operating activities.

As of September 30, 2024, the Company had cash and cash equivalents of $410.9 million. The Company’s management expects that the existing cash and cash equivalents will be sufficient to fund the Company’s operating plans for at least twelve months from the date these condensed consolidated financial statements were issued. The Company expects that its research and development and general and administrative costs will continue to increase significantly, including in connection with conducting future pre-clinical activities and clinical trials and manufacturing for its existing product candidates and any future product candidates to support commercialization and providing general and administrative support for its operations, including the costs associated with operating as a public company. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company may be required to significantly curtail, delay or discontinue one or more of its research or development programs or the commercialization of any product candidate, or be unable to expand its operations or otherwise capitalize on the Company’s business opportunities, as desired, which could materially harm the Company’s business, financial condition and results of operations.